SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

3.           SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group has organized its operations into two operating segments. The segments reflect the way the Group evaluates its business performance and manages its operations by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group has determined that it operates in two operating segments: (1) cryptocurrency mining, and (2) selling advertising time slots on their network, primarily air travel advertising network throughout PRC. The Group’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies.

The following tables present the summary of each reportable segment’s revenue and income, which is considered as a segment operating performance measure, for the fiscal years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31, 2020
	Media	Cryptocurrency
	Network	mining	Subtotal	Other	Consolidated
Revenues from external customers	$23,546	$—	$23,546	$—	$23,546
Depreciation and amortization	$(1,334)	$—	$(1,334)	$—	$(1,334)
Segment gross profit	$3,846	$—	$3,846	$—	$3,846
Segment gross profit margin	16%	—	16%	—	16%

	For the year ended December 31, 2021
	Media	Cryptocurrency
	Network	mining	Subtotal	Other	Consolidated
Revenues from external customers	$9,192	$2,604	$11,796	$—	$11,796
Depreciation and amortization	$(1,191)	$(2,763)	$(3,954)	$—	$(3,954)
Segment gross loss	$(2,822)	$(276)	$(3,098)	$—	$(3,098)
Segment gross profit margin	(31)%	(11)%	(26)%	—	(26)%

	For the year ended December 31, 2022
	Media	Cryptocurrency
	Network	mining	Subtotal	Other	Consolidated
Revenues from external customers	$2,969	$—	$2,969	$—	$2,969
Depreciation and amortization	$(808)	$(2,028)	$(2,836)	$—	$(2,836)
Segment gross loss	$(442)	$(1,914)	$(2,355)	$—	$(2,355)
Segment gross profit margin	(15)%	0%	(79)%	—	(79)%